Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Federal statutory rate (as a percent)	35.00%
AVC, Rager, the Gathering Assets, NWV Gathering
Business Acquisition [Line Items]
Net current and deferred income tax liabilities		$ 94.0	$ 84.4